Ellington Credit Company
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

Issuer (1)	Investment Description	Acquisition Date (2)	Principal Amount / Shares	Amortized Cost	Fair Value (3)	Percentage of Net Assets
Collateralized Loan Obligations — Debt
United States (4)
Structured Finance
ABPCI DIRECT LENDING FUND CLO XV LTD (5)(7)	Secured Note — Class E, 12.88% (SOFR + 8.60% due October 30, 2035)	4/24/2025	$3,000,000	$3,015,174	$3,026,564	1.31%
Alinea CLO 2018-1 Ltd (5)(7)	Secured Note — Class ER, 10.22% (SOFR + 5.95% due July 20, 2031)	1/23/2025	4,350,000	3,868,125	4,256,039	1.84%
Apex Credit CLO 2022-1 Ltd (5)(7)	Secured Note — Class E, 12.18% (SOFR + 7.91% due April 22, 2033)	5/29/2025	825,000	788,153	781,946	0.33%
Atlas Senior Loan Fund XIV (5)(6)(7)	Secured Note — Class E, 11.47% (SOFR + 7.20% due July 20, 2032)	5/16/2024	1,250,000	1,028,914	1,100,000	0.47%
Atlas Static Senior Loan Fund I Ltd (5)(7)	Secured Note — Class E, 12.77% (SOFR + 8.51% due July 15, 2030)	4/7/2025	2,970,000	2,965,442	2,977,064	1.29%
Bain Capital Credit CLO 2017-2 Ltd (5)(7)	Secured Note — Class ER3, 11.62% (SOFR + 7.34% due July 25, 2037)	6/24/2025	6,560,000	6,568,989	6,569,853	2.85%
Bain Capital Credit CLO 2022-2 Ltd (5)(7)	Secured Note — Class E, 12.11% (SOFR + 7.84% due April 22, 2035)	5/1/2025	1,700,000	1,695,265	1,696,175	0.74%
Bain Capital Credit CLO 2022-2 Ltd (5)	Secured Note — Class ER, 11.68% (SOFR + 7.35% due April 22, 2035)	6/13/2025	1,620,000	1,620,000	1,620,000	0.71%
BBAM US CLO III Ltd (5)(7)	Secured Note — Class D, 12.86% (SOFR + 8.60% due October 15, 2038)	3/21/2024	1,000,000	1,011,679	1,006,480	0.44%
Blackrock MT Hood CLO X LLC (5)(7)	Secured Note — Class E, 14.31% (SOFR + 10.04% due April 20, 2035)	4/29/2025	2,500,000	2,418,035	2,427,259	1.06%
Carlyle Global Market Strategies CLO 2012-4 Ltd (5)(6)(7)	Secured Note — Class ERR, 11.82% (SOFR + 7.55% due April 22, 2032)	1/28/2025	2,840,000	2,757,670	2,783,200	1.21%
Catamaran CLO 2014-1 Ltd (5)(6)(7)	Secured Note — Class DR, 11.31% (SOFR + 7.04% due April 22, 2030)	1/12/2024	1,550,000	1,248,758	1,294,250	0.56%
CIFC-LBC Middle Market CLO 2023-1 LLC (5)(7)	Secured Note — Class E, 13.57% (SOFR + 9.30% due October 20, 2035)	5/28/2025	1,140,000	1,153,297	1,148,177	0.50%
Crestline Denali CLO XV Ltd (5)(7)	Secured Note — Class E1, 10.88% (SOFR + 6.61% due April 20, 2030)	3/28/2025	1,500,000	1,488,019	1,495,625	0.65%
Crown City CLO I (5)(7)	Secured Note — Class DR, 11.53% (SOFR + 7.26% due July 20, 2034)	1/29/2025	3,250,000	3,151,480	3,189,875	1.39%
Crown City CLO III (5)(7)	Secured Note — Class D, 11.28% (SOFR + 7.01% due July 20, 2034)	5/8/2025	2,000,000	1,912,020	1,924,000	0.84%
Crown Point CLO 9 Ltd (5)(7)	Secured Note — Class ER, 11.26% (SOFR + 7.02% due July 14, 2034)	5/6/2025	2,500,000	2,479,535	2,477,781	1.08%
Crown Point CLO IV Ltd (5)(7)	Secured Note — Class E, 10.03% (SOFR + 5.76% due April 20, 2031)	6/23/2025	1,150,000	1,075,726	1,073,140	0.47%
Dryden 54 Senior Loan Fund (5)(6)(7)	Secured Note — Class E, 10.73% (SOFR + 6.46% due October 19, 2029)	8/20/2024	1,750,000	1,632,231	1,690,416	0.74%
First Eagle BSL CLO 2019-1 Ltd (5)(7)	Secured Note — Class D, 12.23% (SOFR + 7.96% due January 20, 2033)	5/16/2025	4,480,000	4,410,919	4,422,495	1.93%
Fortress Credit BSL VIII Ltd (5)(7)	Secured Note — Class E, 11.54% (SOFR + 7.27% due October 20, 2032)	3/6/2024	3,000,000	2,940,045	2,991,210	1.30%
Fortress Credit Bsl X Ltd (5)(7)	Secured Note — Class E, 11.67% (SOFR + 7.40% due April 20, 2033)	5/27/2025	1,293,000	1,296,783	1,287,343	0.56%
Fortress Credit BSL XII Ltd (5)(7)	Secured Note — Class E, 11.65% (SOFR + 7.39% due October 15, 2034)	6/26/2025	1,000,000	963,286	952,888	0.41%
Fortress Credit BSL XVII Ltd (5)(7)	Secured Note — Class E, 12.43% (SOFR + 8.15% due October 23, 2034)	6/10/2024	1,250,000	1,250,000	1,239,207	0.54%
Greywolf CLO II Ltd (5)(7)	Secured Note — Class DRR, 11.57% (SOFR + 7.31% due April 15, 2034)	2/20/2025	2,000,000	1,950,703	1,999,800	0.87%
HalseyPoint CLO 3 Ltd (5)(7)	Secured Note — Class ER, 12.39% (SOFR + 8.11% due July 30, 2037)	8/23/2024	860,000	864,332	863,942	0.38%
ICG US CLO 2014-1 Ltd (5)(7)	Secured Note — Class DR2, 12.88% (SOFR + 8.61% due October 20, 2034)	5/22/2024	4,000,000	3,526,643	3,830,760	1.67%
ICG US CLO 2014-2 Ltd (5)(7)	Secured Note — Class ERR, 9.72% (SOFR + 5.46% due January 15, 2031)	1/15/2025	1,750,000	1,518,550	1,543,500	0.67%
ICG US CLO 2017-1 Ltd (5)(7)	Secured Note — Class ERR, 11.9% (SOFR + 7.62% due July 28, 2034)	5/16/2025	2,500,000	2,363,756	2,368,750	1.03%
Madison Park Funding XL Ltd (5)(7)	Secured Note — Class ER, 11.04% (SOFR + 6.71% due May 28, 2030)	5/13/2025	1,400,000	1,349,142	1,401,239	0.61%
Madison Park Funding XXIV Ltd (5)(7)	Secured Note — Class ER2, 11.32% (SOFR + 7.05% due October 20, 2029)	5/14/2024	4,100,000	4,024,589	4,022,531	1.75%
Marathon CLO 2021-16 Ltd (5)	Secured Note — Class DR, 11.17% (SOFR + 6.85% due April 15, 2034)	6/25/2025	2,500,000	2,500,000	2,500,000	1.09%
Marathon CLO VI Ltd (6)	Secured Note — Class DR2, 10.72% (SOFR + 6.41% due May 13, 2028)	12/4/2023	1,200,000	-	36	0.00%
MCF CLO IV LLC (5)(7)	Secured Note — Class ERR, 13.18% (SOFR + 8.91% due October 20, 2033)	5/7/2025	1,500,000	1,502,912	1,506,000	0.66%
Northwoods Capital 27 Ltd (5)(7)	Secured Note — Class E, 11.58% (SOFR + 7.30% due October 17, 2034)	2/20/2025	1,150,000	1,080,240	1,069,500	0.47%
Octagon 56 Ltd (5)	Secured Note — Class E, 11.05% (SOFR + 6.79% due October 15, 2034)	6/30/2025	2,000,000	1,880,714	1,856,885	0.81%
OZLM XXIV Ltd (5)(6)(7)	Secured Note — Class D, 11.58% (SOFR + 7.31% due July 20, 2032)	10/25/2024	2,000,000	1,568,483	1,740,000	0.76%
Parallel 2020-1 Ltd (5)	Secured Note — Class DR, 11.03% (SOFR + 6.76% due July 20, 2034)	6/30/2025	1,000,000	987,801	974,523	0.42%
Park Avenue Institutional Advisers CLO Ltd 2017-1 (5)(7)	Secured Note — Class DR, 11.38% (SOFR + 7.07% due February 14, 2034)	6/24/2025	1,220,000	1,194,106	1,199,369	0.52%
Park Avenue Institutional Advisers CLO Ltd 2021-1 (5)(7)	Secured Note — Class D, 11.83% (SOFR + 7.56% due January 20, 2034)	6/24/2025	600,000	600,679	589,546	0.26%
Park Avenue Institutional Advisers CLO Ltd 2021-2 (5)(7)	Secured Note — Class E, 11.53% (SOFR + 7.27% due July 15, 2034)	5/15/2025	3,000,000	2,890,484	2,910,000	1.27%
PPM CLO 2 Ltd (5)	Secured Note — Class DR2A, 8.92% (SOFR + 4.66% due April 16, 2037)	6/18/2025	360,000	350,905	363,420	0.16%
Rockford Tower CLO 2021-3 Ltd (5)(7)	Secured Note — Class ER, 11.68% (SOFR + 7.42% due January 15, 2038)	11/22/2024	1,950,000	1,935,267	1,924,213	0.84%
Saratoga Investment Corp CLO 2013-1 Ltd (5)(6)(7)	Secured Note — Class ER3, 12.03% (SOFR + 7.76% due April 20, 2033)	9/13/2024	2,000,000	1,408,975	1,460,000	0.64%
Symphony CLO XV Ltd (5)(6)(7)	Secured Note — Class ER2, 10.87% (SOFR + 6.59% due January 17, 2032)	10/24/2024	2,084,213	1,716,514	1,813,388	0.79%
Symphony CLO XVI Ltd (5)(6)(7)	Secured Note — Class ER, 10.62% (SOFR + 6.36% due October 15, 2031)	9/19/2024	2,255,000	1,903,354	1,909,765	0.83%
THL Credit Wind River 2019-3 CLO Ltd (5)(7)	Secured Note — Class E1R2, 10.71% (SOFR + 6.45% due April 15, 2031)	11/25/2024	1,000,000	991,205	993,844	0.43%
Tralee CLO IV Ltd (5)(6)(7)	Secured Note — Class E, 10.63% (SOFR + 6.36% due January 20, 2030)	9/12/2024	850,000	687,576	757,319	0.33%
Tralee CLO V Ltd (5)(6)	Secured Note — Class FR, 13.42% (SOFR + 9.15% due October 20, 2034)	3/28/2024	410,000	310,705	328,943	0.14%
Trinitas CLO IX Ltd (7)	Secured Note — Class E, 10.78% (SOFR + 6.51% due January 20, 2032)	1/17/2024	2,250,000	1,945,309	1,972,103	0.86%
Trinitas CLO IX Ltd (5)(7)	Secured Note — Class E, 10.78% (SOFR + 6.51% due January 20, 2032)	2/6/2025	1,330,000	1,149,894	1,165,732	0.51%
Trinitas CLO VI Ltd (5)(7)	Secured Note — Class F, 13.26% (SOFR + 8.98% due January 25, 2034)	4/4/2024	1,600,000	1,237,688	1,307,277	0.57%
Trinitas CLO XII Ltd (5)(7)	Secured Note — Class E, 11.94% (SOFR + 7.66% due April 25, 2033)	12/11/2024	1,890,000	1,829,031	1,878,483	0.82%
Venture 36 CLO Ltd (5)(7)	Secured Note — Class E, 11.45% (SOFR + 7.18% due April 20, 2032)	5/12/2025	3,500,000	1,808,273	1,828,958	0.80%
Venture XV CLO Ltd (5)(6)(7)	Secured Note — Class ER2, 11.71% (SOFR + 7.45% due July 15, 2032)	4/2/2024	1,500,000	1,007,066	960,150	0.42%
Venture XVIII CLO Ltd (5)(6)(7)	Secured Note — Class ER, 11.11% (SOFR + 6.85% due October 15, 2029)	3/28/2024	2,020,000	1,026,009	1,204,283	0.52%
Venture XXII CLO Ltd (5)(6)	Secured Note — Class ER, 10.17% (SOFR + 5.91% due January 15, 2031)	4/30/2024	520,000	262,303	252,200	0.11%
Venture XXVI CLO Ltd (5)(6)(7)	Secured Note — Class E, 11.33% (SOFR + 7.06% due January 20, 2029)	12/17/2024	2,500,000	1,636,300	1,478,612	0.64%
Venture XXVII CLO Ltd (5)(6)	Secured Note — Class E, 10.88% (SOFR + 6.61% due July 20, 2030)	6/20/2024	450,000	202,454	203,850	0.09%
Venture XXX CLO Ltd (5)(6)(7)	Secured Note — Class E, 10.82% (SOFR + 6.56% due January 15, 2031)	7/24/2024	1,345,000	700,260	673,455	0.29%
Vibrant CLO III Ltd (5)(6)	Secured Note — Class DRR, 10.88% (SOFR + 6.61% due October 20, 2031)	8/29/2024	250,000	215,463	225,000	0.10%
Wellfleet CLO 2019-1 Ltd (5)(6)(7)	Secured Note — Class D, 11.43% (SOFR + 7.16% due July 20, 2032)	11/29/2023	1,220,000	1,040,225	1,129,552	0.49%
Wellfleet CLO 2021-3 Ltd (5)(7)	Secured Note — Class E, 11.68% (SOFR + 7.36% due January 15, 2035)	6/10/2025	1,250,000	1,201,540	1,206,552	0.53%
WhiteHorse X Ltd (6)	Secured Note — Class F, 10.79% (SOFR + 6.51% due April 17, 2027)	1/23/2024	1,440,000	123,863	3,152	0.00%
Zais CLO 13 Ltd (5)(7)	Secured Note — Class E, 13.17% (SOFR + 8.91% due July 15, 2032)	1/8/2025	5,470,000	5,077,178	5,257,764	2.29%
Zais CLO 18 Ltd (5)(7)	Secured Note — Class E, 12.56% (SOFR + 8.28% due January 25, 2035)	5/15/2025	1,260,000	1,261,831	1,262,490	0.55%
Zais CLO 3 Ltd (5)(6)(7)	Secured Note — Class DR, 11.43% (SOFR + 7.17% due July 15, 2031)	5/30/2025	1,430,000	854,462	757,900	0.33%
Zais CLO 6 Ltd (5)(6)(7)	Secured Note — Class E, 11.52% (SOFR + 7.26% due July 15, 2029)	12/18/2024	2,320,000	1,819,695	1,804,662	0.79%
Total Collateralized Loan Obligations — Debt, United States				$116,246,024	$117,930,435	51.33%

European Union — Various (4)
Structured Finance
Blackrock European CLO IX DAC (7)	Secured Note — Class F, 11.42% (EURIBOR +8.92% due December 15, 2032)	7/31/2024	$1,765,950	$1,591,871	$1,733,617	0.76%
Bosphorus CLO VI DAC (7)	Secured Note — Class E, 7.85% (EURIBOR +5.80% due May 25, 2034)	6/25/2025	1,736,518	1,681,260	1,671,055	0.73%
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd (7)	Secured Note — Class DRR, 7.84% (EURIBOR +5.70% due November 17, 2031)	4/3/2025	1,342,122	1,213,988	1,331,385	0.58%
Carysfort Park CLO DAC (7)	Secured Note — Class E, 10.55% (EURIBOR +8.39% due July 28, 2034)	9/4/2024	2,354,600	2,122,945	2,307,086	1.00%
CVC Cordatus Loan Fund X DAC (7)	Secured Note — Class FR, 10.62% (EURIBOR +8.26% due January 26, 2038)	1/24/2025	1,471,625	1,311,750	1,433,662	0.62%
Dryden 29 Euro CLO 2013 DAC (5)(6)(7)	Secured Note — Class FRR, 8.68% (EURIBOR +6.40% due July 15, 2032)	4/10/2024	1,674,121	1,345,868	1,515,079	0.66%
Dryden 32 Euro CLO 2014 B.V. (6)(7)	Secured Note — Class FR, 9.41% (EURIBOR +7.27% due August 15, 2031)	4/18/2024	1,471,625	1,237,621	1,421,089	0.62%
Harvest CLO XXIX DAC (7)	Secured Note — Class FR, 10.9% (EURIBOR +8.62% due July 15, 2037)	6/25/2025	1,177,300	1,152,918	1,154,024	0.50%
Hayfin Emerald CLO X DAC (7)	Secured Note — Class FR, 10.15% (EURIBOR +7.91% due July 18, 2038)	2/18/2025	2,354,600	2,060,507	2,243,130	0.98%
Invesco Euro CLO IV DAC	Secured Note — Class E, 7.63% (EURIBOR +5.35% due April 15, 2033)	6/26/2025	1,555,213	1,474,747	1,487,229	0.65%
Jubilee CLO 2013-X DAC (7)	Secured Note — Class FRR, 10.83% (EURIBOR +8.55% due July 15, 2034)	4/23/2024	882,975	764,032	858,811	0.37%
Jubilee CLO 2020 XXIV DAC (7)	Secured Note — Class F, 10.82% (EURIBOR +8.57% due January 16, 2034)	9/10/2024	1,471,625	1,326,434	1,451,911	0.63%
Madison Park Euro Funding XIV DAC (5)(7)	Secured Note — Class FR, 11.1% (EURIBOR +8.82% due July 15, 2032)	7/16/2024	1,765,950	1,595,850	1,745,347	0.76%
MAN Euro CLO 2023-1 DAC (5)(7)	Secured Note — Class F, 12.41% (EURIBOR +10.13% due October 15, 2036)	4/15/2024	1,765,950	1,614,894	1,754,022	0.76%
Rockford Tower Europe CLO 2021-2 DAC (7)	Secured Note — Class F, 11.57% (EURIBOR +8.90% due January 24, 2035)	11/12/2024	1,177,300	1,060,313	1,160,314	0.51%
Sculptor European CLO I DAC (7)	Secured Note — Class FR, 10.65% (EURIBOR +8.41% due April 18, 2034)	4/23/2024	882,975	756,118	850,085	0.37%
St Paul's CLO IV DAC (7)	Secured Note — Class ERRR, 8.74% (EURIBOR +6.58% due April 25, 2030)	3/27/2025	1,177,300	995,653	1,083,492	0.47%
St Paul's CLO V DAC (5)(7)	Secured Note — Class FR, 8.7% (EURIBOR +6.60% due August 20, 2030)	7/11/2024	1,942,545	1,664,018	1,816,309	0.79%
STRU JP-7992 FA (7)	Secured Note — Class F, 9.52% (EURIBOR +7.35% due April 25, 2038)	2/27/2025	2,354,600	2,073,979	2,243,934	0.98%
Toro European CLO 6 DAC (5)(7)	Secured Note — Class F, 10.76% (EURIBOR +8.49% due January 12, 2032)	6/5/2025	1,765,950	1,626,134	1,676,183	0.73%
Total Collateralized Loan Obligations — Debt, European Union — Various				$28,670,900	$30,937,764	13.47%

Total Collateralized Loan Obligations — Debt				$144,916,924	$148,868,199	64.80%

Ellington Credit Company
Consolidated Schedule of Investments
June 30, 2025 (Unaudited) (continued)

Issuer (1)	Investment Description	Acquisition Date (2)	Principal Amount / Shares	Amortized Cost	Fair Value (3)	Percentage of Net Assets
Collateralized Loan Obligations — Equity
United States (4)
Structured Finance
522 Funding CLO 2019-5 Ltd (5)(6)	Subordinated Note, (effective yield 19.28% maturity April 15, 2035)	3/24/2025	$4,200,000	$941,501	$982,226	0.42%
Allegro CLO VII Ltd (5)(6)	Subordinated Note, (effective yield 37.73% maturity June 13, 2031)	5/16/2024	3,100,000	105,291	88,575	0.04%
Anchorage Credit Funding 6 Ltd (5)(6)	Subordinated Note, (effective yield 17.96% maturity July 25, 2036)	6/17/2024	1,670,000	504,254	626,250	0.27%
Apidos CLO Ltd (5)(6)	Subordinated Note, (effective yield 13.70% maturity January 20, 2038)	11/1/2024	6,600,000	4,911,332	5,478,000	2.38%
Apidos CLO XLII Ltd (5)	Subordinated Note, (effective yield 12.61% maturity April 20, 2038)	5/6/2025	1,070,000	867,820	881,584	0.38%
Ares XLIII CLO Ltd (5)(6)	Subordinated Note, (effective yield 13.02% maturity January 15, 2038)	1/21/2025	7,519,000	2,155,736	2,142,915	0.93%
Ares XXXIX CLO Ltd (5)(8)	Subordinated Note, (effective yield 13.41% maturity April 18, 2031)	7/24/2024	15,000,000	5,059,367	5,240,000	2.28%
Atlas Senior Loan Fund XXIII Ltd (6)	Subordinated Note, (effective yield 15.46% maturity July 20, 2037)	1/13/2025	4,475,000	1,986,147	2,036,125	0.89%
Atlas Senior Loan Fund XXIV Ltd (5)(6)	Subordinated Note, (effective yield 17.38% maturity January 20, 2038)	1/31/2025	3,010,000	1,608,192	1,625,400	0.71%
Bain Capital Credit CLO 2024-3 Ltd (5)(6)(7)	Subordinated Note, (effective yield 12.64% maturity July 16, 2037)	5/29/2024	4,490,000	2,877,124	2,896,050	1.26%
Balboa Bay Loan Funding 2024-2 Ltd (5)(6)(7)	Subordinated Note, (effective yield 13.05% maturity January 20, 2038)	12/11/2024	7,000,000	5,109,471	5,180,000	2.25%
Ballyrock CLO 25 Ltd (5)	Subordinated Note, (effective yield 13.00% maturity January 25, 2038)	5/7/2025	740,000	639,702	645,650	0.28%
Battalion CLO IX Ltd (5)(6)	Subordinated Note, (effective yield 45.09% maturity July 15, 2031)	9/24/2024	2,500,000	121,383	110,000	0.05%
Battalion CLO XV Ltd	Subordinated Note, (effective yield 31.36% maturity January 17, 2033)	9/24/2024	4,100,000	1,413,517	1,404,250	0.61%
Battalion CLO XV Ltd (5)(8)	Subordinated Note, (effective yield 31.32% maturity January 17, 2033)	11/21/2024	2,000,000	690,736	685,410	0.30%
Battalion CLO XX Ltd (5)(6)	Subordinated Note, (effective yield 14.68% maturity April 15, 2038)	10/19/2023	3,140,318	943,717	985,275	0.43%
Benefit Street Partners CLO XIV Ltd (5)(6)	Subordinated Note, (effective yield 19.31% maturity October 20, 2037)	12/21/2023	830,000	176,346	213,103	0.09%
Boyce Park CLO Ltd (5)(6)	Subordinated Note, (effective yield 13.44% maturity April 21, 2035)	8/15/2024	840,000	445,284	453,600	0.20%
Bridge Street CLO I Ltd (5)(8)	Subordinated Note, (effective yield 14.14% maturity July 20, 2037)	2/19/2025	3,500,000	1,989,228	2,063,348	0.90%
Bridge Street CLO III Ltd (5)	Subordinated Note, (effective yield 14.42% maturity October 20, 2034)	1/31/2025	1,680,000	1,052,634	1,092,000	0.48%
Bridge Street CLO V Ltd (5)(6)(7)	Subordinated Note, (effective yield 14.63% maturity April 20, 2038)	2/21/2025	20,500,000	15,994,500	16,400,000	7.14%
Canyon Capital CLO 2019-1 Ltd (5)	Subordinated Note, (effective yield 13.60% maturity July 15, 2037)	9/20/2024	14,423,000	6,384,643	6,562,465	2.86%
Cedar Funding IX CLO Ltd (5)	Subordinated Note, (effective yield 17.75% maturity July 20, 2037)	1/17/2025	3,950,000	1,216,445	1,384,099	0.60%
CIFC Funding 2014-II Ltd (5)(6)	Subordinated Note, (effective yield 23.91% maturity May 24, 2026)	4/2/2025	6,200,000	1,040,070	1,061,266	0.46%
CIFC Funding 2018-IV Ltd (5)(6)	Subordinated Note, (effective yield 16.03% maturity October 17, 2031)	6/11/2025	2,220,000	820,944	815,850	0.36%
Crown City CLO I (5)(6)	Subordinated Note, (effective yield 18.38% maturity July 20, 2034)	11/7/2023	4,740,000	1,451,445	1,433,850	0.62%
Crown City CLO II (5)(6)	Subordinated Note, (effective yield 18.77% maturity April 20, 2035)	8/21/2024	5,217,081	1,922,236	1,956,405	0.85%
Crown City CLO III (5)(6)	Subordinated Note, (effective yield 12.13% maturity July 20, 2034)	3/21/2024	5,580,000	2,139,957	1,841,400	0.80%
Eaton Vance CLO 2019-1 Ltd (5)(6)	Subordinated Note, (effective yield 15.00% maturity April 15, 2031)	1/23/2025	1,800,000	643,620	693,000	0.30%
Elmwood CLO 24 Ltd (5)	Subordinated Note, (effective yield 16.74% maturity December 11, 2033)	2/27/2025	8,000,000	5,656,108	5,360,000	2.33%
Empower CLO 2022-1 Ltd (5)	Subordinated Note, (effective yield 18.19% maturity October 20, 2037)	10/30/2024	9,620,000	7,728,547	7,359,300	3.20%
Generate CLO 2 Ltd (5)(6)	Subordinated Note, (effective yield 22.12% maturity October 22, 2037)	3/18/2025	5,000,000	1,786,632	1,722,844	0.75%
Greywolf CLO II Ltd (5)(6)	Subordinated Note, (effective yield 14.18% maturity April 15, 2034)	4/3/2024	1,930,000	422,955	386,000	0.17%
Greywolf CLO II Ltd (5)(6)	Subordinated Note, (effective yield 15.90% maturity April 15, 2034)	4/3/2024	1,370,000	302,249	287,251	0.13%
Greywolf CLO II Ltd (6)	Subordinated Note, (effective yield 15.90% maturity April 15, 2034)	11/17/2023	1,130,000	249,300	236,930	0.10%
HPS Loan Management 2025-24 Ltd (5)(7)	Subordinated Note, (effective yield 12.68% maturity April 25, 2038)	2/18/2025	2,000,000	1,714,995	1,682,346	0.73%
ICG US CLO 2021-3 Ltd (5)(6)	Subordinated Note, (effective yield 21.97% maturity October 20, 2034)	5/30/2024	2,600,000	1,024,063	1,087,057	0.47%
KKR CLO 14 Ltd (6)	Subordinated Note, (effective yield 7.66% maturity August 15, 2031)	7/22/2024	1,500,000	319,240	226,500	0.10%
LCM 32 Ltd (5)(6)	Subordinated Note, (effective yield 17.77% maturity July 20, 2034)	8/12/2024	1,640,000	403,440	367,299	0.16%
Madison Park Funding LIX Ltd (5)(7)	Subordinated Note, (effective yield 18.48% maturity April 18, 2037)	2/11/2025	2,337,704	1,440,915	1,332,491	0.58%
Madison Park Funding XIX Ltd (5)(6)	Subordinated Note, (effective yield 22.83% maturity January 22, 2037)	11/12/2024	2,285,000	901,945	879,725	0.38%
Madison Park Funding XXVIII Ltd (5)	Subordinated Note, (effective yield 18.49% maturity July 15, 2030)	5/29/2025	1,290,000	554,925	548,250	0.24%
Magnetite XXX Ltd (5)	Subordinated Note, (effective yield 18.57% maturity October 25, 2037)	5/30/2024	9,793,000	6,073,853	6,104,303	2.66%
Marble Point CLO XX Ltd (5)(6)	Subordinated Note, (effective yield 14.14% maturity April 23, 2051)	7/25/2024	2,000,000	641,492	600,000	0.26%
Marble Point CLO XXII Ltd (6)	Subordinated Note, (effective yield 12.24% maturity July 25, 2050)	5/14/2024	5,400,000	1,173,046	1,053,540	0.46%
Monroe Capital MML CLO VI Ltd (5)(6)	Subordinated Note, (effective yield 148.66% maturity April 15, 2030)	12/18/2024	3,000,000	142,399	104,007	0.05%
Mountain View CLO 2017-2 LLC (6)(9)	Subordinated Note, (effective yield 0.00% maturity January 16, 2031)	1/23/2024	3,000,000	300	300	0.00%
Nassau 2018-II Ltd (5)(6)(9)	Subordinated Note, (effective yield 0.00% maturity October 15, 2031)	3/28/2024	1,000,000	100	100	0.00%
Neuberger Berman CLO XVII Ltd (5)(6)	Subordinated Note, (effective yield 18.22% maturity July 22, 2037)	8/21/2024	6,200,000	971,963	1,240,000	0.54%
New Mountain CLO 2 Ltd (5)(6)	Subordinated Note, (effective yield 18.57% maturity April 15, 2034)	12/13/2024	11,960,000	7,377,688	7,415,200	3.23%
Oaktree CLO 2019-4 Ltd (5)(6)	Subordinated Note, (effective yield 13.03% maturity July 20, 2037)	7/2/2024	3,400,000	2,128,608	2,176,000	0.95%
Oaktree CLO 2020-1 Ltd (5)(6)	Subordinated Note, (effective yield 15.24% maturity January 15, 2038)	7/18/2024	7,575,000	4,513,285	4,526,063	1.97%
Octagon Investment Partners 18-R Ltd (5)(6)	Subordinated Note, (effective yield 1075.27% maturity April 16, 2031)	3/15/2024	3,651,162	154	3,582	0.00%
Octagon Investment Partners 18-R Ltd (6)	Subordinated Note, (effective yield 1075.27% maturity April 16, 2031)	10/26/2023	5,000,000	211	4,905	0.00%
Octagon Investment Partners 41 Ltd (5)(6)	Subordinated Note, (effective yield 20.75% maturity October 15, 2033)	9/4/2024	1,270,000	399,375	442,708	0.19%
OHA Loan Funding 2013-1 Ltd (6)	Subordinated Note, (effective yield 31.03% maturity April 23, 2037)	11/12/2024	875,000	325,412	290,063	0.13%
OSD CLO 2023-27 Ltd (5)(6)	Subordinated Note, (effective yield 11.74% maturity April 16, 2035)	4/24/2024	6,200,000	3,679,129	3,782,000	1.65%
PPM CLO 2 Ltd (5)(6)	Subordinated Note, (effective yield 12.32% maturity April 16, 2037)	4/24/2024	1,260,000	220,031	182,280	0.08%
Regatta 31 Funding Ltd (5)(6)(8)	Subordinated Note, (effective yield 14.10% maturity March 25, 2038)	2/21/2025	1,571,237	1,373,738	1,416,131	0.62%
Regatta II Funding LP (6)(9)	Preference Shares, (effective yield 0.00%, maturity January 15, 2029)	2/27/2025	5,000	40,000	40,000	0.02%
Regatta XI Funding Ltd (5)(6)(8)	Subordinated Note, (effective yield 12.33% maturity July 17, 2037)	6/26/2025	3,600,000	1,036,270	1,027,770	0.45%
Regatta XV Funding Ltd (5)(6)(9)	Subordinated Note, (effective yield 0.00% maturity October 25, 2031)	12/6/2023	3,500,000	-	-	0.00%
Rockford Tower CLO 2022-3 Ltd (5)	Subordinated Note, (effective yield 13.45% maturity July 20, 2037)	10/24/2024	1,050,000	659,749	648,731	0.28%
RR 5 Ltd (5)(6)	Subordinated Note, (effective yield 17.11% maturity July 15, 2039)	10/31/2024	2,250,000	607,539	624,375	0.27%
Symphony CLO XXIII Ltd (6)	Subordinated Note, (effective yield 22.51% maturity January 15, 2048)	5/14/2024	3,000,000	1,017,906	1,050,000	0.46%
Symphony CLO XXVI Ltd (6)	Subordinated Note, (effective yield 17.51% maturity April 20, 2033)	1/9/2024	1,620,000	223,940	193,803	0.08%
TCW CLO 2021-1 Ltd (5)	Subordinated Note, (effective yield 16.44% maturity January 20, 2038)	2/26/2025	8,400,000	3,728,004	3,990,000	1.74%
TCW CLO 2023-1 Ltd (5)(6)	Subordinated Note, (effective yield 38.83% maturity March 31, 2038)	3/25/2025	740,000	325,209	407,000	0.18%
TCW CLO 2023-1 Ltd (6)	Subordinated Note, (effective yield 38.83% maturity March 31, 2038)	9/19/2024	1,600,000	703,155	880,000	0.38%
TCW CLO 2025-1 LTD (5)(6)(7)	Subordinated Note, (effective yield 13.46% maturity April 20, 2038)	2/18/2025	1,775,000	1,469,956	1,473,250	0.64%
THL Credit Wind River 2019-3 CLO Ltd (5)(6)	Subordinated Note, (effective yield 29.59% maturity April 15, 2031)	5/30/2025	3,310,000	376,654	379,032	0.16%
Vibrant CLO XIII Ltd (5)(6)	Subordinated Note, (effective yield 14.33% maturity July 15, 2034)	5/21/2024	7,880,000	4,433,743	4,517,951	1.97%
Vibrant CLO XV Ltd (5)(6)	Subordinated Note, (effective yield 17.83% maturity January 20, 2035)	8/29/2024	1,510,000	759,007	798,413	0.35%
Voya 2024-3 LTD (5)(6)	Subordinated Note, (effective yield 13.56% maturity July 20, 2037)	6/18/2024	9,400,000	6,616,236	7,238,000	3.15%
Voya CLO 2024-5 Ltd (5)(6)	Subordinated Note, (effective yield 13.42% maturity October 15, 2037)	10/18/2024	10,000,000	7,295,548	7,600,000	3.31%
Voya CLO 2025-1 Ltd (5)(6)	Subordinated Note, (effective yield 13.41% maturity April 20, 2038)	2/12/2025	3,200,000	2,783,237	2,848,000	1.24%
Wellfleet CLO 2021-3 Ltd (5)(6)(8)	Subordinated Note, (effective yield 11.41% maturity January 15, 2035)	9/11/2024	7,600,000	2,107,710	1,873,740	0.82%
Wind River 2021-1 CLO Ltd (5)(6)(8)	Subordinated Note, (effective yield 12.94% maturity July 20, 2037)	7/12/2024	4,650,000	1,846,642	1,848,956	0.80%
Zais CLO 9 Ltd (6)(9)	Subordinated Note, (effective yield 0.00% maturity July 20, 2031)	2/8/2024	720,000	72	72	0.00%
Total Collateralized Loan Obligations — Equity, United States				$152,769,317	$155,234,364	67.57%

European Union — Various (4)
Structured Finance
Barings Euro CLO 2020-1 DAC (6)	Subordinated Note, (effective yield 6.25% maturity October 21, 2034)	2/13/2025	$3,531,900	$1,445,344	$1,364,154	0.60%
Barings Euro CLO 2021-1 DAC (5)(6)	Subordinated Note, (effective yield 11.16% maturity April 24, 2034)	2/12/2025	1,471,625	486,162	527,294	0.23%
BNPP IP Euro CLO 2015-1 BV (6)	Subordinated Note, (effective yield 18.79% maturity October 15, 2030)	1/21/2025	1,765,950	281,871	251,648	0.11%
Cairn CLO XVIII DAC (6)(9)	Subordinated Note, (effective yield 0.00% maturity April 15, 2037)	8/6/2024	71,699	1	-	0.00%
Cairn CLO XVIII DAC (6)(7)	Subordinated Note, (effective yield 6.40% maturity April 15, 2037)	8/6/2024	2,354,600	1,565,223	1,648,220	0.72%
Carlyle Euro CLO 2019-2 DAC (6)	Subordinated Note, (effective yield 11.74% maturity August 15, 2032)	3/27/2025	294,325	71,980	72,448	0.03%
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd (6)	Subordinated Note, (effective yield 4.05% maturity November 17, 2031)	1/22/2025	2,354,600	267,408	234,306	0.10%
Invesco Euro CLO I DAC (6)	Subordinated Note, (effective yield 22.49% maturity July 15, 2031)	3/27/2024	2,319,281	464,617	423,419	0.18%
Invesco Euro CLO V DAC (6)	Subordinated Note, (effective yield 21.52% maturity January 15, 2034)	3/27/2024	2,024,956	679,628	668,235	0.29%
Jubilee CLO 2017-XIX DAC (6)	Subordinated Note, (effective yield 8.99% maturity April 25, 2038)	6/3/2025	1,217,328	645,794	669,531	0.29%
Jubilee CLO 2021-XXV DAC (6)(7)	Subordinated Note, (effective yield 12.48% maturity October 15, 2035)	1/27/2025	2,354,600	1,282,841	1,373,039	0.60%
OAK Hill European Credit Partners VII DAC (6)	Subordinated Note, (effective yield 31.66% maturity October 20, 2031)	5/23/2024	2,354,600	731,539	729,749	0.32%
Palmer Square European Loan Funding 2022-1 DAC (6)	Subordinated Note, (effective yield 23.45% maturity October 15, 2031)	3/27/2024	2,754,882	1,172,857	1,407,469	0.61%
St Paul's CLO IV DAC (6)	Subordinated Note, (effective yield 29.14% maturity April 25, 2030)	5/31/2024	1,648,220	601,299	630,691	0.27%
St Paul's CLO VII DAC (6)	Subordinated Note, (effective yield 20.33% maturity July 18, 2034)	4/5/2024	1,765,950	675,151	706,380	0.31%
Tikehau CLO XIII DAC (6)	Subordinated Note, (effective yield 5.63% maturity October 15, 2038)	2/27/2025	2,354,600	1,854,730	2,048,502	0.89%
Total Collateralized Loan Obligations — Equity, European Union — Various				$12,226,445	$12,755,085	5.55%

Total Collateralized Loan Obligations — Equity				$164,995,762	$167,989,449	73.12%

Ellington Credit Company
Consolidated Schedule of Investments
June 30, 2025 (Unaudited) (continued)

Issuer (1)	Investment Description	Acquisition Date (2)	Principal Amount / Shares	Amortized Cost	Fair Value (3)	Percentage of Net Assets
Bank Debt Term Loan
United States (4)
Services: Business
CareerBuilder, LLC (6)	Bank Debt Term Loan, 11.83% (SOFR + 6.75%, maturity July 31, 2026)	9/19/2024	$468,989	$29,579	$29,898	0.02%
Chemicals, Plastics & Rubber
Flint Group Topco Limited (6)	Bank Debt Term Loan, 11.44% (SOFR + 7.16%, maturity December 31, 2027)	10/1/2024	600,596	28,324	30,030	0.01%
Telecommunications
Lumen Technologies, Inc. (6)	Bank Debt Term Loan, 6.69% (SOFR + 2.36%, maturity March 15, 2027)	9/19/2024	70,642	67,463	67,463	0.03%
Retail / Consumer Goods: Non-Durable
Solaray, LLC (6)	Bank Debt Term Loan, 10.98% (SOFR + 6.85%, maturity December 15, 2025)	9/24/2024	292,177	252,728	252,728	0.11%
Total Bank Debt Term Loan				$378,094	$380,119	0.17%

Common Stock
United States (4)
Chemicals, Plastics & Rubber
Flint Group Topco Limited (6)(9)	Common Stock	10/23/2024	438,201	$-	$-	0.00%
Metals & Mining
FORESIGHT ENERGY LLC (6)(9)	Common Stock	5/8/2024	2,381	22,929	6,945	0.00%
Aerospace & Defense
New Constellis Holdings Inc (6)(9)	Common Stock	9/19/2024	7,104	377	377	0.00%
Banking, Finance, Insurance & Real Estate
Resolute Investment Managers Inc (6)(9)	Common Stock	9/19/2024	7,213	32,459	32,459	0.02%
Total Common Stock				$55,765	$39,781	0.02%

Warrants
United States (4)
Services: Business
Careerbuilder, LLC (9)	Warrant	2/21/2025	348	$-	$-	0.00%
Retail / Consumer Goods: Non-Durable
New Trojan Parent, Inc. (6)(9)	Warrant	9/19/2024	3,363	$34	$34	0.00%
Total Warrants				$34	$34	0.00%

Other Investments
United States (4)
Mortgage-related—Residential
Government National Mortgage Association (6)(10)	Secured Note — Class JI, 6.56% (SOFR + 1.21% due December 20, 2060)	6/6/2013	25,119,330	$1,891	$1,920	0.00%
Total Other Investments				$1,891	$1,920	0.00%

Total Investments				$310,348,470	$317,279,502	138.11%

Cash Equivalents
United States (4)
Funds
Blackrock Federal Institutional Class, 4.23%	Money Market Fund		$2,112,264	$2,112,264	$2,112,264	0.92%
Goldman Sachs Government Institutional Class, 4.23%	Money Market Fund		25,231,532	25,231,532	25,231,532	10.98%
Morgan Stanley Liquidity Government Istitutional Class, 4.25%	Money Market Fund		2,176,272	2,176,272	2,176,272	0.95%
Total Cash Equivalents				$29,520,068	$29,520,068	12.85%

Total Investments and Cash Equivalents				$339,868,538	$346,799,570	150.96%
Liabilities in Excess of Other Assets					$(117,066,461)	-50.96%
Net Assets					$229,733,109	100.00%

Footnotes to the Consolidated Schedule of Investments:
(1) The Fund does not “control” and is not an “affiliate” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of the voting securities and would be an “affiliate” of a portfolio company if we owned 5% or more of its voting securities.

(2) Acquisition date represents date the investment was initially acquired by the Fund and may be earlier than the date at which the Fund converted to a RIC.
(3) Fair Value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board of Directors, in accordance with Rule 2a‐5 under the 1940 Act.

(4) Represents the principal country or region of risk where the investment has exposure.
(5) Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers.
(6) Investment is categorized as Level 3 per the Fund's fair value hierarchy.
(7) All or a portion of the security is pledged as collateral for Reverse Repurchase Agreements.
(8) Fair Value and Amortized Cost includes fee rebates related to the Fund's interest in CLO Subordinated notes.
(9) As of June 30, 2025, this investment is non-income producing.
(10) Principal amount represents the interest only notional.

Ellington Credit Company
Consolidated Schedule of Investments
June 30, 2025 (Unaudited) (concluded)

Interest Rate Swaps
Counterparty	Floating Rate Index	Transaction Type	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
JPMorgan Chase Bank, N.A.	SOFR	Received fixed / pay float	Paid	Annual	10/20/2040	$500,000	$(179,142)	$(2,810)	$(181,952)
JPMorgan Chase Bank, N.A.	SOFR	Receive float / pay fixed	Received	Annual	10/20/2040	500,000	172,582	2,837	175,419
Total Interest Rate Swaps							$(6,560)	$27	$(6,533)

Credit Default Swaps
Counterparty	Reference Index	Transaction Type	Fixed Rate Amount	Payment Frequency	Termination Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
JPMorgan Chase Bank, N.A.	CDX.A.HY.44	Purchased protection	5.00%	Quarterly	6/20/2030	$9,104,000	$(472,226)	$(226,150)	$(698,376)
JPMorgan Chase Bank, N.A.	ITRX.EUR.XOVR.38.10-20	Purchased protection	5.00%	Quarterly	12/20/2027	11,773,000	(932,800)	(79,654)	(1,012,454)
Total Credit Default Swaps							$(1,405,026)	$(305,804)	$(1,710,830)

Currency Futures Contracts
Counterparty	Reference Index	Transaction Type		Payment Frequency	Termination Date	Notional Amount (1)	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
Wells Fargo Securities, LLC	Currency-Euro	Contract to deliver and receive		Payment on settlement	9/15/2025	$18,750,000	$-	$(355,516)	$(355,516)
Total Currency Futures							$-	$(355,516)	$(355,516)

Exchange Traded Options
Counterparty	Reference Index	Transaction Type	Strike Price	Payment Frequency	Expiration Date	Notional Amount (2)	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
Clear Street LLC	S&P 500 Index	Purchased put	5,050	Payment on settlement	9/19/2025	$37,875,000	$126,077	$(827)	$125,250
Clear Street LLC	S&P 500 Index	Purchased put	5,000	Payment on settlement	11/21/2025	12,500,000	183,717	(89,342)	94,375
Total Options							$309,794	$(90,169)	$219,625

(1) Each futures contract represents a notional principal amount of $125,000. As of June 30, 2025, the Fund held 151 contracts.
(2) Notional value represents the number of underlying index units multiplied by the reference price on the underlying index and the contract size.